Warrants - underwriters Unit Purchase Options - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2015	Feb. 28, 2015	Mar. 31, 2016	Dec. 31, 2015
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised	384,000
Warrant Exercise Price				$ 2.55
Number of shares included in preferred unit		8
Underwriters Unit Purchase Option
Class Of Warrant Or Right [Line Items]
Warrants exercised			121,540	14,750
Warrant Exercise Price		$ 11.00	$ 11.00	$ 11.00
Weighted Average Remainder Contractual Term in Years, Exercised		5 years
Percentage of public offering price		125.00%
Aggregate number of units purchased		5.00%
Aggregate number of units Sold		136,200
Underwriters Unit Purchase Option | Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised			972,320	118,000
Number of shares included in preferred unit		8
Warrant exercise for cash			$ 1,335,950	$ 162,250
Warrants and rights outstanding			0	121,450